Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Less than 6 months [Member]
Financial Liabilities
Trade & other payables	$ 17,971,783	$ 13,226,525
Funding from related party	5,854,852	4,268,857
Total	23,826,635	17,495,382
6 – 12 months [Member]
Financial Liabilities
Trade & other payables
Funding from related party
Total
Between 1 and 2 years [Member]
Financial Liabilities
Trade & other payables
Funding from related party
Total
Between 2 and 5 years [Member]
Financial Liabilities
Trade & other payables
Funding from related party
Total
Over 5 years [Member]
Financial Liabilities
Trade & other payables
Funding from related party
Total
Total contractual cashflows [Member]
Financial Liabilities
Trade & other payables	17,971,783	13,226,525
Funding from related party	5,854,852	4,268,857
Total	23,826,635	17,495,382
Carrying amount of liabilities [Member]
Financial Liabilities
Trade & other payables	17,971,783	13,226,525
Funding from related party	5,854,852	4,268,857
Total	$ 23,826,635	$ 17,495,382